Taxation (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation At Statutory Income Tax Rate	25.00%	25.00%	25.00%
Unrecognized Tax Benefits, Beginning Balance	$ 1,200,000	$ 2,200,000
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	0	200,000	$ 100,000
Accrued Income Taxes	15,000			¥ 100,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	65,774,548
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense, Total	204,156	160,057
Deferred Tax Assets, Valuation Allowance	$ 10,825,754	$ 22,932,999
Minimum [Member]
Income Taxes [Line Items]
Deferred Tax Operating Loss Carryforwards Expiration Year	2019
Maximum [Member]
Income Taxes [Line Items]
Deferred Tax Operating Loss Carryforwards Expiration Year	2023
Non resident Enterprises [Member] | CHINA
Income Taxes [Line Items]
Effective Income Tax Rate	10.00%
Subsidiaries [Member] | Minimum [Member] | Non-Transfer Pricing Matters [Member] | CHINA
Income Taxes [Line Items]
Income Tax Examination, Year under Examination	2011
Subsidiaries [Member] | Minimum [Member] | Transfer Pricing Matters [Member] | CHINA
Income Taxes [Line Items]
Income Tax Examination, Year under Examination	2006
Subsidiaries [Member] | Maximum [Member] | CHINA
Income Taxes [Line Items]
Dividend Withholding Tax Rate	10.00%
Subsidiaries [Member] | Maximum [Member] | Non-Transfer Pricing Matters [Member] | CHINA
Income Taxes [Line Items]
Income Tax Examination, Year under Examination	2018